Intangible Assets - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2025 SGD ($)
Schedule of Estimated Amortization Expenses [Abstract]
2026	$ (695,422)
2027	(695,422)
2028	(373,914)
2029	(53,667)
2030	(18,926)
Total	$ (1,837,351)